Common Stock (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of option outstanding		360,000	360,000
Number of option exercised
Number of option outstanding			360,000
Weighted average exercise price of option outstanding		$ 0.5	$ 0.5
Weighted average exercise price of option exercised
Weighted average exercise price of option outstanding			$ 0.5
Number of option exercisable
Number of option exercisable
Warrant [Member]
Number of option outstanding	2,175,000	1,690,000
Number option issued	13,500,000	515,000	1,690,000
Number of option exercised		(30,000)
Number of option expired/forfeited	1,660,000
Number of option outstanding	14,015,000	2,175,000	1,690,000
Weighted average exercise price of option outstanding		$ 0.50
Weighted average exercise price of option issued	$ 0.15
Weighted average exercise price of option exercised		$ 0.50
Weighted average exercise price of option expired	$ 0.50
Weighted average exercise price of option outstanding			$ 0.50
Number of option exercisable	2,175,000	1,690,000
Number of option exercisable, Issued	13,500,000
Number of option exercisable	14,015,000	2,175,000	1,690,000
MaximumMember | Warrant [Member]
Weighted average exercise price of option outstanding	$ 1.50	$ 0.20
MinimumMember | Warrant [Member]
Number of option expired/forfeited	(1,660,000)
Weighted average exercise price of option outstanding	$ 1.50
Weighted average exercise price of option outstanding	$ 0.15